Supplemental Cash Flow Information	12 Months Ended
Jan. 31, 2024
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Note 20 – Supplemental Cash Flow Information

The following tables presents the cash flow changes in operating asset and liabilities:

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022
Trade accounts receivable	(6,566)	151	(2,884)
Other accounts receivable	(683)	2,589	2,042
Prepaid expenses and other	(8,039)	(5,560)	(8,774)
Accounts payable	6,180	(620)	2,336
Accrued liabilities	9,270	2,433	13,760
Income taxes payable	(446)	753	426
Operating leases	325	(95)	(259)
Deferred revenue	15,141	8,142	6,142
	15,182	7,793	12,789